Schedule of Valuation Allowance (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation Schedule Of Valuation Allowance 1		641
Taxation Schedule Of Valuation Allowance 2		1,818
Taxation Schedule Of Valuation Allowance 3		2,985
Taxation Schedule Of Valuation Allowance 4	479
Taxation Schedule Of Valuation Allowance 5		1,177
Taxation Schedule Of Valuation Allowance 6		1,167
Taxation Schedule Of Valuation Allowance 7		1,260
Taxation Schedule Of Valuation Allowance 8	202
Taxation Schedule Of Valuation Allowance 9		1,818
Taxation Schedule Of Valuation Allowance 10		2,985
Taxation Schedule Of Valuation Allowance 11		4,245
Taxation Schedule Of Valuation Allowance 12	$ 681